UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08897

SPARROW FUNDS

(Exact name of registrant as specified in charter)

211 N. Broadway, Suite 2080  St.Louis   MO  63102

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400  Broadview Heights  OH  44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (314) 725-6161

Date of fiscal year end: August 31

Date of reporting period: August 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Sparrow Growth Fund

Class A

(SGFFX)

Class C

(SGFCX)

No-Load Class

(SGNFX)

Annual Report

August 31, 2021

Fund Advisor:

Sparrow Capital Management, Inc.

211 N. Broadway, Suite 2080

St. Louis, Missouri 63102

Toll Free: (888) 727-3301

SPARROW GROWTH FUND

MANAGERS COMMENTARY

AUGUST 31, 2021 (UNAUDITED)

We continue to be pleased with the progress of the U. S. economy as employment opportunities exceed pre-COVID levels.  We believe consumer, business, and government spending will drive economic activity into 2022 and beyond.  The Federal Reserve’s monetary policy has been dovish and good for markets to rally as liquidity remains high.

During the fiscal year ended August 31, 2021, the Fund held on average approximately 150 investments and remained close to fully invested, with only minor cash balances at various times. In selecting stocks for the Fund, the portfolio management team tended to focus on companies it believes have above average growth rates and are taking market share from competitors and the overall economy at large because these companies are measured at growth rates above US Gross Domestic Product.

For the fiscal year ended August 31, 2021, the Fund no load class returned +27%.  Over the same period, the S&P 500 Index returned +30%.   The Fund allocated a large portion of its assets to faster growing businesses versus the overall market in general.

Among the stocks that continued to provide positively to performance over the past year was Square, Inc. which, together with its subsidiaries, who creates tools that enables sellers to accept card payments and provides reporting and analytics, and next-day settlement. It provides hardware products, including Magstripe reader, which enables swiped transactions of magnetic stripe cards.

One of the Fund’s investments that ultimately detracted from performance was New Fortress Energy Inc. NFE operates as an integrated gas-to-power infrastructure company, and provides energy and development services to end-users worldwide. The company engages in natural gas procurement and liquefaction; and shipping, logistics, facilities and conversion, and development of natural gas-fired power generation.

As always, we appreciate your business and remain focused on taking care of our shareholders. We here at Sparrow invest our money in the Fund which does not guarantee positive results but does keep our focus and attention on your investments.

Gerald R. Sparrow

President

Gerald R. Sparrow

President

One Metropolitan Square

211 North Broadway, Suite 2080

St Louis, MO, 63102

t (314) 725-6161  f (314) 621-5905

gsparrow@sparrowcapital.com

www.sparrowcapital.com

Annual Report |  1

SPARROW GROWTH FUND

CLASS A

PERFORMANCE ILLUSTRATION

AUGUST 31, 2021 (UNAUDITED)

 Comparison of a $10,000 Investment in the Sparrow Growth Fund,

Class A and the S&P 500 Index

Past Performance does not guarantee future results.

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund, Class A shares and the Index on August 31, 2011 and held through August 31, 2021. The Index is a widely recognized unmanaged index of common stock prices. The Fund’s returns reflect the deduction of the maximum initial sales load and other recurring fees. The Index’s returns do not reflect expenses, which have been deducted from the Fund’s returns. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE OR PREDICT FUTURE RESULTS.  Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, please call 1-888-727-3301 to request a prospectus. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. The Fund is distributed by Rafferty Capital Markets, LLC.

Annual Report |  2

SPARROW GROWTH FUND

CLASS A

PERFORMANCE ILLUSTRATION (CONTINUED)

AUGUST 31, 2021 (UNAUDITED)

  Average Annual Total Returns

(for periods ended August 31, 2021)

	One Year	Five Year	Ten Year	Dollar Value
Sparrow Growth Fund, Class A	26.53%	28.46%	17.88%	$51,789
Sparrow Growth Fund, Class A*	19.24%	26.95%	17.18%	$48,808
S&P 500 Index **	31.15%	18.00%	16.32%	$45,412

Annual Fund Operating Expenses as disclosed in the Fund’s December 31, 2020 prospectus were:

Net Annual Fund Operating Expenses 2.02%.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-727-3301.

* In compliance with SEC guidelines, these returns reflect the deduction of maximum sales charges and other recurring fees. The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns are shown for each of the required periods and reflect any changes in price per share over those periods. Class A shares are sold with a maximum initial sales charge of 5.75% or if exempt, a 1.00% Contingent Deferred Sales Charge (CDSC) if redeemed within 18 months of purchase. No Load Class and Class C shares are sold with no initial sales charge, and are not subject to a CDSC fee.

**The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index, however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Rafferty Capital Markets, LLC.

Annual Report |  3

SPARROW GROWTH FUND

CLASS C

PERFORMANCE ILLUSTRATION

AUGUST 31, 2021 (UNAUDITED)

 Comparison of a $10,000 Investment in the Sparrow Growth Fund,

 Class C and the S&P 500 Index

Past Performance does not guarantee future results.

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund, Class C shares and the Index on January 5, 2012 (inception date of the Fund, Class C shares) and held through August 31, 2021. The Index is a widely recognized unmanaged index of common stock prices. The Index’s returns do not reflect expenses, which have been deducted from the Fund’s returns. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE OR PREDICT FUTURE RESULTS. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, please call 1-888-727-3301 to request a prospectus. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. The Fund is distributed by Rafferty Capital Markets, LLC.

Annual Report |  4

SPARROW GROWTH FUND

CLASS C

PERFORMANCE ILLUSTRATION (CONTINUED)

AUGUST 31, 2021 (UNAUDITED)

 Average Annual Total Returns

(for periods ended August 31, 2021)

	One Year	Five Year	Since Inception (1/5/2012)	Dollar Value
Sparrow Growth Fund, Class C	25.87%	27.78%	17.77%	$48,553
S&P 500 Index **	31.15%	18.00%	16.29%	$43,001

Annual Fund Operating Expenses as disclosed in the Fund’s December 31, 2020 prospectus were:

Net Annual Fund Operating Expenses 2.51%.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-727-3301.

* In compliance with SEC guidelines, these returns reflect the deduction of maximum sales charges and other recurring fees. The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns are shown for each of the required periods and reflect any changes in price per share over those periods. Class A shares are sold with a maximum initial sales charge of 5.75% or if exempt, a 1.00% Contingent Deferred Sales Charge (CDSC) if redeemed within 18 months of purchase. No Load Class and Class C shares are sold with no initial sales charge, and are not subject to a CDSC fee.

**The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index, however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Rafferty Capital Markets, LLC.

Annual Report |  5

SPARROW GROWTH FUND

NO LOAD CLASS

PERFORMANCE ILLUSTRATION

AUGUST 31, 2021 (UNAUDITED)

 Comparison of a $10,000 Investment in the Sparrow Growth Fund,

No Load Class and the S&P 500 Index

Past Performance does not guarantee future results.

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund, No Load Class (previously Class C) shares and the Index on August 31, 2011 and held through August 31, 2021. The Index is a widely recognized unmanaged index of common stock prices. The Index’s returns do not reflect expenses, which have been deducted from the Fund’s returns. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE OR PREDICT FUTURE RESULTS. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, please call 1-888-727-3301 to request a prospectus. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. The Fund is distributed by Rafferty Capital Markets, LLC.

Annual Report |  6

SPARROW GROWTH FUND

NO LOAD CLASS

PERFORMANCE ILLUSTRATION (CONTINUED)

AUGUST 31, 2021 (UNAUDITED)

 Average Annual Total Returns

(for periods ended August 31, 2021)

	One Year	Five Year	Ten Year	Dollar Value
Sparrow Growth Fund, No Load Class	27.14%	28.88%	18.22%	$53,339
S&P 500 Index **	31.15%	18.00%	16.32%	$45,412

Annual Fund Operating Expenses as disclosed in the Fund’s December 31, 2020 prospectus were:

Net Annual Fund Operating Expenses 1.57%.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-727-3301.

* In compliance with SEC guidelines, these returns reflect the deduction of maximum sales charges and other recurring fees. The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns are shown for each of the required periods and reflect any changes in price per share over those periods. Class A shares are sold with a maximum initial sales charge of 5.75% or if exempt, a 1.00% Contingent Deferred Sales Charge (CDSC) if redeemed within 18 months of purchase. No Load Class and Class C shares are sold with no initial sales charge, and are not subject to a CDSC fee.

**The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index, however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Rafferty Capital Markets, LLC.

Annual Report |  7

SPARROW GROWTH FUND

PORTFOLIO ILLUSTRATION

AUGUST 31, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the value of investments.

Utilities 0.45%
Communication Services 13.41%
Consumer Cyclical 12.98%
Consumer Defensive 1.47%
Financial Services 8.93%
Healthcare 28.26%
Industrials 1.43%
Real Estate 3.27%
Technology 29.80%

Sectors are categorized using Morningstar® classifications.  Portfolio composition is subject to change.

Annual Report |  8

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS

AUGUST 31, 2021

Shares		Value

COMMON STOCKS - 100.35%

Agricultural Services - 0.36%
9,795	Agrify Corp.*	$ 278,178

Apparel & Other Finished Products of Fabrics & Similar Material - 0.29%
5,535	FIGS, Inc. Class A *	226,990

Arrangement of Transportation of Freight & Cargo - 1.71%
20,825	CryoPort, Inc. *	1,323,845

Biological Products (No Diagnostic Substances) - 4.51%
8,170	Acceleron Pharma, Inc. *	1,093,800
11,545	Adaptive Biotechnologies Corp. *	419,314
6,170	BioCryst Pharmaceuticals, Inc. *	98,226
8,340	Halozyme Therapeutics, Inc.*	350,197
250	Moderna, Inc.*	94,173
1,290	Novavax, Inc.*	307,717
10,035	Twist Bioscience Corp. *	1,136,062
		3,499,489
Bottled & Canned Soft Drinks Carbonated Waters - 0.94%
8,945	Celsius Holdings, Inc. *	731,343

Cable & Other Pay Television Services - 1.57%
3,455	Roku, Inc. Class A *	1,217,542

Coating, Engraving & Allied Services - 0.06%
590	XPEL, Inc. *	44,828

Construction Special Trade Contractors - 0.76%
12,780	Argan, Inc.	591,714

Electromedical & Electrotherapeutic Apparatus - 3.80%
22,290	Biolife Solutions, Inc. *	1,300,844
9,125	Outset Medical, Inc.*	449,771
27,540	TransMedics Group, Inc. *	900,007
22,340	Zynex, Inc. *	299,579
		2,950,201
Electronic & Other Electrical Equipment (No Computer Equipment) - 0.70%
5,460	Peloton Interactive, Inc. Class A *	547,037

Electronic Computers - 0.67%
3,450	Apple, Inc.	523,814

Finance Services - 1.12%
18,985	Bit Digital, Inc.*	243,388
2,740	Upstart Holdings, Inc.*	627,789
		871,177

The accompanying notes are an integral part of these financial statements.

Annual Report |  9

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS

AUGUST 31, 2021

Shares		Value

Fire, Marine & Casualty Insurance - 0.25%
2,145	Lemonade, Inc.*	$ 162,033
395	Palomar Holdings, Inc.*	35,471
		197,504
Food & Kindred Products - 0.22%
1,435	Beyond Meat, Inc. *	171,683

Hospital & Medical Service Plans - 0.69%
5,815	Trupanion, Inc. *	532,538

Hotels & Motels - 0.36%
1,925	Bally's Corp. *	96,712
1,790	Caesars Entertainment, Inc.*	181,918
		278,630
Insurance Agents Brokers & Services - 1.55%
4,755	GoHealth, Inc. Class A *	23,109
6,780	Goosehead Insurance, Inc. Class A	995,168
19,650	Selectquote, Inc. *	187,658
		1,205,935
Laboratory Analytical Instruments - 1.30%
4,380	10X Genomics, Inc. Class A *	770,530
1,015	Berkeley Lights, Inc. *	36,093
2,685	Pacific Biosciences of California, Inc.*	84,067
2,300	Quanterix Corp. *	117,415
		1,008,105
Land Subdividers & Developers (No Cemeteries) - 0.13%
2,225	St. Joe Co.	102,951

Malt Beverages - 0.08%
110	Boston Beer Co., Inc. Class A *	62,723

Medicinal Chemicals & Botanical Products - 0.09%
3,845	Canopy Growth Corp. (Canada) *	66,249

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.32%
8,355	Byrna Technologies, Inc. *	244,634

Motor Vehicles & Passenger Car Bodies - 0.61%
645	Tesla, Inc. *	474,539

Natural Gas Distribution - 0.45%
11,785	New Fortress Energy, Inc. Class A	346,125

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.33%
1,090	Edwards Lifesciences Corp. *	127,726
125	Intuitive Surgical, Inc. *	131,695
		259,421

The accompanying notes are an integral part of these financial statements.

Annual Report |  10

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS

AUGUST 31, 2021

Shares		Value

Patent Owners & Lessons - 0.10%
1,300	Digital Turbine, Inc. *	$ 75,985

Personal Credit Institutions - 3.09%
26,575	Atlanticus Holdings, Corp.*	1,706,115
9,625	LendingClub Corp. *	298,953
10,670	Open Lending Corp. Class A *	394,470
		2,399,538
Pharmaceutical Preparations - 4.40%
6,475	Alnylam Pharmaceuticals, Inc. *	1,304,259
3,755	Avid Bioservices, Inc. *	91,021
2,980	Global Blood Therapeutics, Inc. *	85,496
3,440	Harmony Biosciences Holdings, Inc. *	116,582
3,245	Horizon Therapeutics PLC (Ireland)*	350,752
3,525	Intra-Cellular Therapies, Inc.	117,030
14,515	Ocular Therapeutix, Inc.*	153,278
4,725	PTC Therapeutics, Inc. *	206,246
9,040	Revance Therapeutics, Inc.*	242,091
4,620	Schrodinger, Inc. *	275,768
550	Vertex Pharmaceuticals, Inc. *	110,159
24,495	Zogenix, Inc.*	362,771
		3,415,453
Power, Distribution & Specialty Transformers - 1.28%
30,585	Blink Charging Co. *	991,872

Retail - Eating & Drinking Places - 0.16%
1,060	Starbucks Corp.	124,539

Real Estate Agents & Managers (For Others) - 0.18%
2,835	Redfin Corp. *	137,696

Retail - Furniture Stores - 0.04%
525	Lovesac Co. *	29,694

Retail - Auto Dealers & Gasoline Stations - 3.32%
6,585	Carvana Co. Class A *	2,160,275
15,495	Vroom, Inc. *	416,196
		2,576,471
Retail - Building Materials, Hardware, Garden Supply - 0.58%
13,970	GrowGeneration Corp.*	446,900

Retail - Catalog & Mail-Order Houses - 1.72%
160	Amazon.com, Inc. *	555,326
2,550	Chewy, Inc. Class A *	224,706
1,980	Wayfair, Inc. Class A *	555,885
		1,335,917

The accompanying notes are an integral part of these financial statements.

Annual Report |  11

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2021

Shares		Value

Security Brokers, Dealers & Flotation Companies - 0.12%
2,140	Robinhood Markets, Inc. Class A *	$ 94,845

Semiconductors & Related Devices - 2.93%
1,045	Advanced Micro Devices, Inc.*	115,702
6,220	Enphase Energy, Inc. *	1,080,601
11,185	MaxLinear, Inc. Class A*	584,193
2,210	NVIDIA Corp.	494,708
		2,275,204
Services - Business Services - 8.13%
4,185	ACV Auctions, Inc. Class A *	85,416
1,785	Doordash, Inc. Class A *	341,649
2,080	Etsy, Inc. *	449,821
50,300	eXp World Holdings, Inc.	2,306,255
1,280	Fiverr International Ltd. (Israel)*	229,773
105	Mercadolibre, Inc. *	196,082
5,590	OptimizeRX Corp.*	369,946
2,760	PayPal Holdings, Inc. *	796,702
1,835	Repay Holdings Corp. Class A *	42,223
1,040	Shift4 Payments, Inc. Class A *	89,138
3,235	Visa, Inc. Class A	741,139
6,905	Zillow Group, Inc. Class A *	660,118
		6,308,262
Services - Commercial Physical & Biological Research - 0.63%
4,705	Exact Sciences Corp. *	491,108

Services - Computer Processing & Data Preparation - 3.24%
3,605	Marathon Digital Holdings, Inc.*	146,327
2,850	RingCentral, Inc. Class A *	718,941
3,330	Riot Blockchain, Inc.*	124,276
2,425	StoneCo Ltd. Class A *	112,860
1,100	Workday, Inc. Class A *	300,476
2,710	Zendesk, Inc. *	334,956
2,675	Zoom Video Communications, Inc. Class A*	774,413
		2,512,249
Services - Computer Programming Services - 1.41%
3,930	Zscaler, Inc. *	1,093,876

Services - Computer Programming, Data Processing, Etc. - 5.77%
185	Alphabet, Inc. Class A *	535,381
1,330	AppLovin Corp., Class A *	93,632
1,910	Facebook, Inc. Class A *	724,616
1,245	Pinterest, Inc. Class A *	69,185
11,565	SNAP, Inc. Class A *	880,212

The accompanying notes are an integral part of these financial statements.

Annual Report |  12

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2021

Shares		Value

Services - Computer Programming, Data Processing, Etc. – (continued)
20,700	The Trade Desk, Inc. Class A *	$ 1,657,035
5,250	Veritone, Inc. *	109,568
1,850	Wix.com Ltd. (Israel) *	410,848
		4,480,477
Services - Educational Services - 0.23%
2,150	Chegg, Inc. *	178,923

Services - Home Health Care Services - 0.38%
12,355	AdaptHealth Corp. Class A*	297,014

Services - Medical Laboratories - 2.71%
7,050	CareDx, Inc. *	516,624
17,280	DermTech, Inc.*	642,816
4,235	Guardant Health, Inc. *	538,988
13,585	Invitae Corp. *	402,524
		2,100,952
Services - Miscellaneous Amusement & Recreation - 0.75%
9,780	Draftkings, Inc. Class A *	579,856

Services - Miscellaneous Business Services - 3.09%
7,100	Sea Ltd. ADR *	2,402,072

Services - Miscellaneous Health & Allied Services - 0.37%
5,080	Progyny, Inc. *	283,820

Services - Motion Picture & Video Tape Productions - 0.27%
7,155	fuboTV, Inc.*	208,568

Services - Offices & Clinics of Doctors of Medicine - 1.31%
7,024	Teladoc Health, Inc. *	1,014,406

Services - Prepackaged Software - 20.85%
685	Adobe, Inc. *	454,635
550	Bill.com Holdings, Inc. *	150,915
3,010	Blackline, Inc. *	328,391
2,175	Cloudflare, Inc. Class A*	262,610
3,510	Coupa Software, Inc. *	859,283
3,060	CrowdStrike Holdings, Inc. Class A *	859,860
1,350	Datadog, Inc. Class A *	186,030
3,905	DocuSign, Inc. *	1,156,817
6,085	Golden Nugget Online Gaming, Inc. Class A*	131,436
1,440	Hubspot, Inc. *	985,637
1,430	JFrog Ltd. (Israel)*	54,969
1,705	Microsoft Corp.	514,705
1,545	MongoDB, Inc. Class A *	605,377

The accompanying notes are an integral part of these financial statements.

Annual Report |  13

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2021

Shares		Value

Services - Prepackaged Software – (continued)
3,810	Okta, Inc. Class A *	$ 1,004,316
1,815	ON24, Inc.*	41,037
3,615	Palantir Technologies, Inc. Class A *	95,219
1,665	Paycom Software, Inc. *	814,018
1,540	Paylocity Holding Corp. *	414,568
4,845	Porch Group, Inc. *	96,900
1,100	Roblox Corp. Inc. Class A	90,255
1,750	Salesforce.com, Inc. *	464,223
970	ServiceNow, Inc. *	624,331
1,590	Shopify, Inc. Class A (Canada) *	2,424,400
7,060	Smartsheet, Inc. Class A *	561,764
1,550	Snowflake, Inc. Class A*	471,743
5,755	Square, Inc. Class A *	1,542,743
1,980	Twilio, Inc. Class A *	706,781
840	UiPath, Inc. Class A *	53,088
3,425	Zoominfo Technologies, Inc. Class A *	223,276
		16,179,327
Services - Video Tape Rental - 1.46%
1,990	Netflix, Inc. *	1,132,688

Special Industry Machinery - 0.11%
990	ACM Research, Inc. Class A *	88,259

Surgical & Medical Instruments & Apparatus - 8.60%
21,750	Axonics, Inc. *	1,630,815
7,470	Inari Medical, Inc. *	611,494
2,320	Inspire Medical Systems, Inc. *	518,659
2,535	iRhythm Technologies, Inc. *	121,173
32,145	OraSure Technologies, Inc.*	351,988
10,495	ShockWave Medical, Inc. *	2,248,134
1,970	Silk Road Medical, Inc. *	116,782
475	Stryker Corp.	131,623
8,425	Tandem Diabetes Care, Inc. *	945,032
		6,675,700
Title Insurance - 0.25%
1,000	Investors Title Co.	191,860

TOTAL FOR COMMON STOCKS (Cost $41,497,966) - 100.35%		77,880,726

TOTAL INVESTMENTS (Cost $41,497,966) - 100.35%		77,880,726

LIABILITIES LESS OTHER ASSETS - (0.35)%		(269,213)

NET ASSETS - 100.00%		$ 77,611,513

* Non-income producing securities during the period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Annual Report |  14

SPARROW GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2021

Assets:
Investments in Securities, at Fair Value (Cost $41,497,966)	$ 77,880,726
Receivables:
Dividends	1,726
Shareholder Purchases	48,845
Securities Sold	181,306
Prepaid Expenses	23,286
Total Assets	78,135,889
Liabilities:
Payables:
Due to Custodian	171,282
Advisory Fees	64,391
Administrative Fees	500
Shareholder Redemptions	256,241
Trustee Fees	167
Distribution Fees	6,420
Other Accrued Expenses	25,375
Total Liabilities	524,376
Net Assets	$ 77,611,513

Net Assets Consist of:
Paid In Capital	$ 43,921,166
Distributable Earnings	33,690,347
Net Assets	$ 77,611,513

Class A:
Net Assets	$ 22,671,473
Shares outstanding (unlimited number of shares authorized with no par value)	437,422
Net Asset Value	$ 51.83
Offering Price Per Share ($51.83/ 94.25%) (Note 2)	$ 54.99
Short-term Redemption Price Per Share ($51.83 x 0.99) *	$ 51.31

Class C:
Net Assets	$ 6,122,422
Shares outstanding (unlimited number of shares authorized with no par value)	127,914
Net Asset Value, Redemption Price and Offering Price Per Share	$ 47.86

No Load Class:
Net Assets	$ 48,817,618
Shares outstanding (unlimited number of shares authorized with no par value)	964,394
Net Asset Value, Redemption Price and Offering Price Per Share	$ 50.62

* The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A shares redeemed within 18 months of purchase if the shares were purchased without  an initial sales charge because they were purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees. See Note 2 for further analysis.

The accompanying notes are an integral part of these financial statements.

Annual Report |  15

SPARROW GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended August 31, 2021

Investment Income:
Dividends (Net of foreign taxes withheld $0)	$ 53,904
Total Investment Income	53,904

Expenses:
Advisory Fees (Note 4)	704,956
Distribution and/or Service (12b-1) Fees (Class A - $111,485;
Class C - $66,464) (Note 4)	177,949
Transfer Agent Fees	10,995
Legal Fees	36,801
Accounting Fees	45,608
Administrative Fees	1,500
Audit Fees	16,104
Compliance Fees	4,501
Insurance Fees	1,044
Custody Fees	32,648
Miscellaneous Fees	10,281
Registration Fees	44,489
Trustee Fees	3,417
Printing and Mailing Fees	9,663
Total Expenses	1,099,956

Net Investment Loss	(1,046,052)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(1,211,080)
Net Change in Unrealized Appreciation on Investments	13,562,458
Net Realized and Unrealized Gain on Investments	12,351,378

Net Increase in Net Assets Resulting from Operations	$ 11,305,326

The accompanying notes are an integral part of these financial statements.

Annual Report |  16

SPARROW GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	8/31/2021	8/31/2020
Increase in Net Assets From Operations:
Net Investment Loss	$ (1,046,052)	$ (494,975)
Net Realized Loss on Investments	(1,211,080)	(224,262)
Net Change in Unrealized Appreciation on Investments	13,562,458	15,870,814
Net Increase in Net Assets Resulting from Operations	11,305,326	15,151,577

Distributions to Shareholders from:
Class A	(160,782)	(139,999)
Class C	(49,761)	(39,198)
No Load Class	(272,822)	(138,959)
Net Change in Net Assets from Distributions	(483,365)	(318,156)

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	8,197,193	1,427,542
Class C	1,303,986	1,511,152
No Load Class	34,891,107	6,553,578
Reinvestment of Shares
Class A	154,256	135,115
Class C	40,056	30,324
No Load Class	266,378	137,382
Cost of Shares Redeemed
Class A	(6,407,654)	(1,271,203)
Class C	(1,794,133)	(707,984)
No Load Class	(14,128,650)	(1,536,729)
Net Increase from Shareholder Activity	22,522,539	6,279,177

Net Assets:
Net Increase in Net Assets	33,344,500	21,112,598
Beginning of Year	44,267,013	23,154,415
End of Year	$ 77,611,513	$ 44,267,013

Share Transactions:
Shares Sold
Class A	157,159	45,086
Class C	26,740	50,526
No Load Class	691,557	212,871
Reinvestment of Shares
Class A	2,919	5,126
Class C	818	1,232
No Load Class	5,178	5,379
Shares Redeemed
Class A	(125,758)	(43,079)
Class C	(38,076)	(26,433)
No Load Class	(289,869)	(55,791)
Net Increase in Shares	430,668	194,917

The accompanying notes are an integral part of these financial statements.

Annual Report |  17

SPARROW GROWTH FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year.

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return does not reflect load.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

The accompanying notes are an integral part of these financial statements.

Annual Report |  18

SPARROW GROWTH FUND

CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year.

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

The accompanying notes are an integral part of these financial statements.

Annual Report |  19

SPARROW GROWTH FUND

NO LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year.

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

The accompanying notes are an integral part of these financial statements.

Annual Report |  20

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2021

NOTE 1. ORGANIZATION

The Sparrow Growth Fund (the “Fund”) was organized as a series of the Sparrow Funds (the “Trust”) on July 14, 1998, and commenced operations on October 4, 1998. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the “Trust Agreement”). The Fund is diversified. The Fund’s investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Board has authorized three classes of shares: Class A shares, Class C shares, and No Load Class shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Sparrow Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Security Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund complies with requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and distributes substantially all of its net investment income and net realized gains as dividends to its shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the year ended August 31, 2021, management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2018-2021), or expected to be taken in the Fund’s 2021 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal and certain state tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred.  As of and during the year ended August 31, 2021, the Fund did not incur any interest or penalties.

Annual Report |  21

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2021

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and capital gains at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless a shareholder requests cash distributions on the shareholder’s application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Sales Charges - With respect to Class A shares, there is a 5.75% maximum initial sales charge, except on purchases of $1 million or more, or on purchases by qualified retirement plans with at least 200 eligible employees. However, shares that are exempt from the initial sales charge will be subject to a contingent deferred sales charge (“CDSC”) of 1%, based on the lower of the shares’ cost or current net asset value (“NAV”), if the shares are redeemed within eighteen months of purchase. Purchasers of Class A shares may be entitled to sales charge reductions as described in the “Sales Charge Reduction and Waivers” section of the Prospectus.  With respect to Class C and No Load Class shares, there is no initial sales charge or CDSC.  Shareholders were charged $85,241 in sales charges for Class A shares during the year ended August 31, 2021.

Allocation of Income and Expenses, Realized and Unrealized Capital Gains and Losses – Income, realized and unrealized capital gains and losses on investments, and Fund-wide expenses are allocated on a daily basis to each class of shares based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

Indemnifications - In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under

Annual Report |  22

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2021

these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

NOTE 3. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks) - Equity securities are generally valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing

Annual Report |  23

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2021

service at the NASDAQ Official Closing Price.  Generally, if the security is traded in an active market and is valued at the last sale price in an active market, the security is categorized as Level 1 within the fair value hierarchy.  When the security position is not considered to be part of an active market, or when the security is valued at the bid price, the position is generally categorized as Level 2 in the fair value hierarchy.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3 within the fair value hierarchy. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis.

Money market mutual funds (if any) are generally priced at the ending NAV provided by the service agent of the fund.  These securities are categorized as Level 1 within the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of August 31, 2021:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 77,880,726	$ -	$ -	$ 77,880,726
Total	$ 77,880,726	$ -	$ -	$ 77,880,726

The Fund did not hold any Level 2 or Level 3 assets during the year ended August 31, 2021. For more detail on the investments in common stocks please refer to the Schedule of Investments. The Fund did not hold any derivative instruments at any time during the year ended August 31, 2021.

NOTE 4. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the terms of the management agreement between the Advisor and the Trust with respect to the Fund, the Advisor manages the Fund’s investments. The Fund pays the Advisor a management fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Fund pays all of its operating expenses. For the year ended August 31, 2021, the Advisor earned fees of $704,956 from the Fund. As of August 31, 2021, the Fund owed $64,391 to the Advisor. The President of the Advisor is also a Trustee of the Trust.

Rafferty Capital Markets, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Fund has adopted Distribution and Shareholder Servicing Plans (the “Plans”), with respect to Class A shares and Class C shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Effective December 31, 2019, the Fund eliminated its Plan for No Load Class Shares.

Under the Class A Plan, the Fund pays the Distributor an annual fee of up to 0.25% of the average daily net assets of the Fund invested in Class A shares to help defray the cost of distributing Class A shares. This amount will be paid to the Distributor, and will be used

Annual Report |  24

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2021

by the Distributor to compensate qualifying financial institutions (such as banks, brokers-dealers and other industry professionals) who sell Class A shares and provide distribution-related services to the Class A shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund also pays directly to the Advisor a service fee equal to 0.25% of the average daily net assets of the Fund invested in Class A shares. This amount will be used by the Advisor to compensate any entity, including registered broker-dealers, custodians, investment advisers, financial planners, 401(k) administrators, etc, that perform certain administrative or other servicing functions for the Fund’s Class A shareholders. During the year ended August 31, 2021, there were no amounts retained by the Advisor.

Under the Class C Plan, the Fund pays an annual fee of 1.00% (0.25% for shareholder servicing and 0.75% for distribution) of the average daily net assets of the Fund invested in Class C shares. The Advisor will use these fees to compensate entities that perform certain administrative or other servicing functions for the Fund’s Class C shares, including registered broker-dealers, custodians, mutual fund platform sponsors, investment advisers, financial planners, 401(k) administrators, etc. During the year ended August 31, 2021, there were no amounts retained by the Advisor.

Up until December 31, 2019, under the Plan for No Load Class Shares, the Fund paid the Distributor an annual fee of 0.25% of the average daily net assets of the No Load Class shares to help defray the cost of servicing the No Load Class shares. The Distributor used these fees to compensate with a “service fee” any entities that perform certain administrative or other servicing functions for the Fund’s No Load Class shares, including registered broker-dealers, custodians, mutual fund platform sponsors, investment advisers, financial planners, 401(k) administrators, etc.

The Plans, other than Distributor Fees in Class A, are compensation plans, which means that the full 12b-1 fee payable under the respective Plan is paid to the Advisor and Distributor irrespective of actual 12b-1 fees incurred. For the year ended August 31, 2021, Class A incurred 12b-1 expenses of $111,485, and Class C incurred 12b-1 expenses of $66,464.  At August 31, 2021, the Fund owed $6,420 in 12b-1 expenses.

The Trust, on behalf of the Fund, entered into Administration and Compliance Agreements with Empirical Administration, LLC (“Empirical”) on July 29, 2021, which provides administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS.  Mr. Pokersnik serves as the Chief Compliance Officer of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a monthly fee of $1,000 from the Fund.  For the period July 29, 2021 through August 31, 2021, Empirical earned $2,000 for these services. As of August 31, 2021, the Fund owed Empirical $1,000.

NOTE 5. INVESTMENT TRANSACTIONS

For the year ended August 31, 2021, purchases and sales of investment securities, other than short-term investments, were as follows:

Annual Report |  25

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2021

Purchases

Investment Securities                          $ 52,553,305

Sales

Investment Securities                          $ 31,070,744

NOTE 6. TAX MATTERS

As of August 31, 2021, the aggregate cost of securities for federal income tax purposes was $41,559,371.

As of August 31, 2021, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation                             $   39,905,696

Gross (Depreciation)                                (3,584,341)

Net Appreciation on Investments *    $   36,321,355

The tax character of distributions paid during the years ended August 31, 2021 and 2020, was as follows:

	August 31, 2021	August 31, 2020
Distributions paid from:
Ordinary Income	$ -	$ -
Capital Gains	$483,365	$318,156
Total	$483,365	$318,156

For the year ended August 31, 2021, each share class paid a long-term gain distribution of $0.344856 per share, on December 18, 2020.

For the year ended August 31, 2020, each share class paid a long-term gain distribution of $0.350095 per share, on December 20, 2019.

As of August 31, 2021, the components of distributable earnings on a tax basis were as follows:

Other Accumulated Losses	$ (2,631,008)
Net Unrealized Appreciation	36,321,355
$ 33,690,347

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales. Permanent book and tax differences, primarily attributable to net operating losses, resulted in reclassification for the Fund for the fiscal year ended August 31, 2021 as follows:

Paid-in Capital	Total Distributable Earnings/(Deficit)
$ (625,919)	$ 625,919

Annual Report |  26

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2021

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund elected to defer for the year ended August 31, 2021, Late Year ordinary losses in the amount of $765,085 and Post-October Losses in the amount of $1,865,923. These losses are deemed to arise on the first day of the following fiscal year for tax purposes.

The Fund utilized $231,553 of its capital loss carryforward during the year ended August 31, 2021.

NOTE 7. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

NOTE 8.  MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has spread globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Annual Report |  27

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Sparrow Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Sparrow Growth Fund (the “Fund”) as of August 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2021, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2021, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2004.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

October 27, 2021

Annual Report |  28

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION

AUGUST 31, 2021 (UNAUDITED)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2021 through August 31, 2021.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds.  In addition, if these transactional costs were included, your cost could have been higher.

Annual Report |  29

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION (CONTINUED)

AUGUST 31, 2021 (UNAUDITED)

Sparrow Growth Fund Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 1, 2021	August 31, 2021	March 1, 2021 to August 31, 2021

Actual	$1,000.00	$923.89	$8.73
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.13	$9.15

* Expenses are equal to the Fund's annualized expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sparrow Growth Fund Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 1, 2021	August 31, 2021	March 1, 2021 to August 31, 2021

Actual	$1,000.00	$921.45	$11.14
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.61	$11.67

* Expenses are equal to the Fund's annualized expense ratio of 2.30%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sparrow Growth Fund No Load

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 1, 2021	August 31, 2021	March 1, 2021 to August 31, 2021

Actual	$1,000.00	$926.26	$6.26
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.70	$6.56

* Expenses are equal to the Fund's annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report |  30

SPARROW GROWTH FUND

ADDITIONAL INFORMATION

AUGUST 31, 2021 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ending June 30, are available without charge upon request by (1) calling the Fund at 1-888-727-3301 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC on Form N-PORT.  The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-PORT are available on the SEC’s website at http://sec.gov.  You may also obtain copies by calling the Fund at 1-888-727-3301.

Advisory Agreement Renewal—In connection with a regular meeting of the Board of Trustees (the “Board”) of Sparrow Funds (the “Trust”) held on July 29, 2021, the Board considered the renewal of an investment advisory agreement (the “Agreement”) between the Trust and Sparrow Capital Management, Inc. (the “Adviser”).

As to the nature, extent, and quality of the services provided by the Adviser, the Board considered the Adviser’s investment strategies and execution of those strategies.  The Board examined the Adviser’s 15(c) responses (the “Report”) which included information regarding the Adviser’s personnel and compliance program, as well as comparisons regarding the Fund’s fees and performance to various peers and benchmarks. A representative of the Adviser discussed the investment advisory services the Adviser provided to the Fund.  The Board reviewed the background and experience of the Adviser’s personnel servicing the Fund and noted that Adviser’s personnel continued to remain consistent since the Agreement’s last renewal.  The Board agreed that such continuity benefitted to the Fund and its shareholders.  The Board noted that the Adviser complied with the Trust’s Code of Ethics and that there had been no reported litigation involving the Fund since the Agreement’s last renewal.  The Board acknowledged that the Adviser had retained a third-party consultant to update its compliance policies and procedures.  Based on the information in the Report and its discussions with the Adviser’s representative, the Board concluded the Adviser continued to provide high quality services to the Fund consistent with the Board’s expectations.

The Board reviewed information in the Report regarding the Fund’s returns for various periods ended July 1, 2021.  The Board observed that the Fund had outperformed the Morningstar Mid-Cap Growth category over the 5-year and 10-year periods and performed on par with the Morningstar category over the 1-year period. The Board agreed that the Fund’s performance suggested that the Adviser had the ability to generate reasonable returns to the benefit of shareholders. After additional discussion, the Board concluded that the Fund’s performance under the Adviser was satisfactory.

The Board reviewed information comparing the management fee and expense ratio of the Fund to the fees and expenses paid by funds in the Morningstar Mid-Cap Growth category.  The Board noted that the Fund’s management fee of 1.00% was above the 0.77% average for the Morningstar category but well below the high of the Morningstar category.  The Board further noted that the Fund’s net expense ratio was higher than the

Annual Report |  31

SPARROW GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

AUGUST 31, 2021 (UNAUDITED)

average for the Morningstar category but also well below the high of the Morningstar category.  The Adviser’s representative explained that because the Fund was smaller than most of its peers in the Morningstar Mid Cap Growth category, its expense ratio was expected to be higher than the average, and that, among other funds the same size as the Fund, the Fund’s management fee and expense ratio were quite reasonable.  He stated that the Adviser offered the Fund exceptional value for the services rendered.  The Board determined that the Fund’s expense ratio and management fee were not excessive in consideration of the size and performance of the Fund.

The Board reviewed financial statements and tax-related information the Adviser provided to the Board.  The Board considered whether the Adviser had realized a profit in connection with its relationship with the Fund and noted the Adviser reported a net loss during the 12 months ended June 30, 2021.  The Board therefore concluded that excessive profitability was not an issue at this time.  As to the realization of economies of scale, the Board agreed that economies of scale may be realized as the Fund’s assets continued to grow, but, based on the size of the Fund, no economies of scale had been achieved as of yet.

After consideration, the Board determined that the terms of the Agreement constituted a reasonable business arrangement and that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

Annual Report |  32

SPARROW GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

AUGUST 31, 2021 (UNAUDITED)

Trustees & Officers of the Trust

The following table provides information regarding each Trustee who is an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Gerald R. Sparrow* Age: 62	Trustee, President, Secretary, Treasurer	Indefinite Term; Since inception.	Director and President of Sparrow Capital Management, Inc. (since 2004); General partner of Sparrow Fund L.P., an advisory company (since 2004).	1	None
Brandon M. Pokersnik ** Age: 43	Chief Compliance Officer	Indefinite Term; Since 2021.	Accountant, Mutual Shareholder Services, LLC (since 2008); Attorney Mutual Shareholder Services, LLC (since June 2016); Owner/President, Empirical Administration, LLC (since September 2012).	NA	NA

*   Mr. Sparrow is an “interested” person because he is the President of the Advisor. His address is 211 N. Broadway, Suite 2080, St. Louis, MO 63102

** Address of Mr. Pokersnik is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name, Address* and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Donald E. Hake Age: 58	Independent Trustee	Indefinite Term; since 2020.	Vice-President and Assistant Controller, Aegion Corporation, an infrastructure solutions company (from 2018 through present); Controller, Krey Distributing Co. (from 2016 through 2018); Corporate Controller and Treasurer, Huttig Building Products (from 2005 through 2017).	1	None
Donald D. Woodruff Age: 65	Independent Trustee	Indefinite Term; Since inception.	President of Robinson, Inc., a hearing aid retail company (from 1992 through present).	1	None

* Address of each Trustee is 211 N. Broadway, Suite 2080, St. Louis, MO 63102.

Annual Report |  33

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Annual Report |  34

TRUSTEES

Gerald R. Sparrow

Donald E. Hake

Donald D. Woodruff

OFFICERS

Gerald R. Sparrow, President, Secretary and Treasurer

Brandon M. Pokersnik, Chief Compliance Officer

INVESTMENT ADVISOR

Sparrow Capital Management, Inc.

211 N. Broadway, Suite 2080

St. Louis, MO 63102

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

LEGAL COUNSEL

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Additional information about the Trustees is available in the Fund's Statement of Additional Information which is available, without charge, upon request by calling (888) 727-3301.

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, there have not been any waivers to the provisions of the waivers.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Richard Priest is an audit committee financial expert.  Mr. Priest is independent for purposes of this Item 3.  He has gained his qualifications as a financial expert through experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2021

$ 13,000

FY 2020

$ 12,500

(b)

Audit-Related Fees

Registrant

FY 2021

$ 0

FY 2020

$ 750

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2021

$ 3,000

FY 2020

$ 3,000

Nature of the fees:

Review of the 1120-RICS  and Excise Returns.

(d)

All Other Fees

Registrant

FY 2021

$ 0

FY 2020

$ 0

Nature of the fees:

N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2021

$ 3,000

FY 2020

$ 3,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPARROW FUNDS

By /s/ Gerald Sparrow

*Gerald Sparrow

President

Date October 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gerald Sparrow

*Gerald Sparrow

President and Treasurer

Date October 29, 2021

* Print the name and title of each signing officer under his or her signature.